Recapitalization (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Recapitalization [Abstract]
Schedule of Changes in Stockholders’ Deficit	The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ deficit for the period ended December 31, 2023:
Cash-trust and cash, net of redemptions	$12,623,476
Less: transaction costs, loans and advisory fees, paid	(419,174)
Less: cash paid in connection with the forward purchase agreements	(12,204,302)
Net proceeds from the Business Combination	-
Less: deferred underwriting fees payable	(5,635,000)
Less: earnout liabilities	(49,894,000)
Less: convertible notes payable, accounts payable and accrued liabilities assumed (including accrued transaction legal costs of $6,211,891)	(9,739,970)
Add: other, net	24,004
Reverse recapitalization, net	$(65,244,966)
The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ deficit for the period ended December 31, 2023:
Cash-trust and cash, net of redemptions	$12,623,476
Less: transaction costs, loans and advisory fees, paid	(419,174)
Less: cash paid in connection with the forward purchase agreements	(12,204,302)
Net proceeds from the Business Combination	-
Less: deferred underwriting fees payable	(5,635,000)
Less: earnout liabilities	(49,894,000)
Less: convertible notes payable, accounts payable and accrued liabilities assumed (including accrued transaction legal costs of $6,211,891)	(9,739,970)
Add: other, net	24,004
Reverse recapitalization, net	$(65,244,966)

Schedule of Common Stock Issued Consummation	The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:
PCCT Class A common stock, outstanding prior to the Business Combination	2,080,915
Less: Redemption of PCCT Class A common stock	(952,924)
Class A common stock of Perception Capital Corp. II	1,127,991
PCCT Class B common stock, outstanding prior to the Business Combination	5,750,000
Business Combination shares	6,877,991
Spectaire Shares	8,466,873
Common Stock immediately after the Business Combination	15,344,864
The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:
PCCT Class A common stock, outstanding prior to the Business Combination	2,080,915
Less: Redemption of PCCT Class A common stock	(952,924)
Class A common stock of Perception Capital Corp. II	1,127,991
PCCT Class B common stock, outstanding prior to the Business Combination	5,750,000
Business Combination shares	6,877,991
Spectaire Shares	8,466,873
Common Stock immediately after the Business Combination	15,344,864

Schedule of Number of Spectaire Shares	The number of Spectaire shares was determined as follows:
	Spectaire Shares	Spectaire Shares after conversion ratio
Class A Common Stock	19,495,432	8,466,873
The number of Spectaire shares was determined as follows:
	Spectaire Shares	Spectaire Shares after conversion ratio
Class A Common Stock	19,495,432	8,466,873

Schedule of Transaction Costs	For the year ended December 31, 2023, transaction costs incurred within general and administrative expenses on the consolidated statements of operations were as follows:
Years ended December 31, 2023

Accounting and auditing fees	$1,126,631
Legal fees	1,060,977
Total	$2,187,608